Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in equity [abstract]
Shares outstanding at the biginning of the period	329,608,226	329,608,226
Tresury shares	8,407,818	3,642,899
Long-Term Incentive Plan	1,288,144	637,728
Repurchase of common shares	9,695,962	4,280,627
Shares outstanding at the end of the period	329,608,226	329,608,226